Significant Events - Additional Information (Detail) R$ in Millions, $ in Millions		12 Months Ended
	Aug. 08, 2018 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2020 USD ($)	Aug. 08, 2018 BRL (R$)
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities		$ 2,466	$ 3,147
Income recognised from insurance settlements		$ 573
Termination of criminal charges against affected individuals by the federal court		8
Appeal against termination of criminal charges still pending in federal court		7
Framework agreement [member] | Definitive And Substantive Settlement Obligation Member [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities		$ 30,000		R$ 155,000
Samarco dam failure [member]
Disclosure of significant events [line items]
Percentage of charges recognised in Group's results		100.00%
Provision in addition to obligations under the Framework Agreement		$ 3,421	2,792		$ 2,051
Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Term of agreement		15 years
Term of agreement renewable		1 year
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Term of agreement	2 years
Estimated financial effect of contingent liabilities		$ 30,000		155,000
Preliminary agreement suspended amount	$ 1,500					R$ 7,700
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member] | Definitive And Substantive Settlement Obligation Member [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities		$ 30,000		155,000
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment		50.00%
Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments		$ 700	700
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian Social Contribution Levy [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities		1,200		6,200
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian Corporate Income Tax Rate [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities		900		4,800
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision in addition to obligations under the Framework Agreement		300	200
BHP Brasil Ltda [member] | Samarco Germano dam decommissioning [member]
Disclosure of significant events [line items]
Provision		$ 184	232
Percentage of decommissioning cost		50.00%
BHP Brasil Ltda [member] | Framework agreement [member] | Insurance bonds [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement		$ 250		1,300
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision in addition to obligations under the Framework Agreement		$ 3,200	2,600
Percentage of remaining costs expected to be incurred by December 2024		95.00%
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member] | Insurance bonds [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement		$ 420		2,200
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member] | Charge over assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement		150		800
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member] | Liquid assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement		20		R$ 100
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Investment in Samarco		0
Dividends received		0
Profits available for distribution		$ 0
Percentage of interest in joint venture investment		50.00%
Commitments		$ 350	$ 350
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments amount		$ 1,350